INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INVENTORIES
Components of inventory

Inventories consisted of the following (dollars in millions):

	March 31, 2014	December 31, 2013
Raw materials and supplies	$450	$433
Work in progress	90	92
Finished goods	1,450	1,290

Total	1,990	1,815
LIFO reserves	(79)	(74)

Net	$1,911	$1,741

Inventories consisted of the following (dollars in millions):

	December 31,
	2013	2012
Raw materials and supplies	$433	$484
Work in progress	92	98
Finished goods	1,290	1,311

Total	1,815	1,893
LIFO reserves	(74)	(74)

Net	$1,741	$1,819